<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     12/31/2007

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke LP
Address:	1235 Westlakes Drive, Suite 400
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Chief Financial Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		February 15, 2008

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:   NONE



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION                     COM              004930202     2970   100000 SH       SOLE                   100000
ADVISORY BOARD                 COM              00762W107     4814    75000 SH       SOLE                    75000
APOLLO INVESTMENT CORP         COM              03761U106      852    50000 SH       SOLE                    50000
ARBITRON INC COM               COM              03875Q108     2702    65000 SH       SOLE                    65000
ART TECHNOLOGY GROUP           COM              04289L107     4968  1150000 SH       SOLE                  1150000
ATRICURE INC                   COM              04963C209     2039   155500 SH       SOLE                   155500
BANK OF FLORIDA CORP           COM              062128103     1897   165000 SH       SOLE                   165000
BLACKBAUD INC                  COM              09227Q100     3225   115000 SH       SOLE                   115000
BLACKSTONE GROUP L P COM UNIT  COM              09253U108     1106    50000 SH       SOLE                    50000
CASTLEPOINT HLDGS LTD 144A COM COM              148553100     1896   158000 SH       SOLE                   158000
CKX INC COM                    COM              12562M106     3000   250000 SH       SOLE                   250000
CLEARWIRE CORP CL A            COM              185385309     3359   245000 SH       SOLE                   245000
CNET NETWORKS INC              COM              12613R104     1371   150000 SH       SOLE                   150000
DAYSTAR TECHNOLOGIES COM       COM              23962Q100     5000   800000 SH       SOLE                   800000
DISCOVERY HOLDING CO CL A COM  COM              25468Y107     1885    75000 SH       SOLE                    75000
EMS TECHNOLOGIES INC           COM              26873N108     7560   250000 SH       SOLE                   250000
FAMILYMEDS GROUP INC COM NEW   COM              30706T209       75   250350 SH       SOLE                   250350
FTI CONSULTING                 COM              302941109    10787   175000 SH       SOLE                   175000
GAMETECH INTERNATIONAL COM     COM              36466D102     2037   283900 SH       SOLE                   283900
GEN-PROBE INC NEW COM          COM              36866T103     3776    60000 SH       SOLE                    60000
GLOBAL PAYMENTS                COM              37940X102     4187    90000 SH       SOLE                    90000
GLOBALSCAPE RSTD               COM              37940G109     3375   817300 SH       SOLE                   817300
GREENFIELD ONLINE              COM              395150105     4383   300000 SH       SOLE                   300000
GUESS INC COM                  COM              401617105     1894    50000 SH       SOLE                    50000
HIBBETT SPORTS INC.            COM              428567101     1498    75000 SH       SOLE                    75000
INTERACTIVECORP                COM              44919P300     2692   100000 SH       SOLE                   100000
KANA SOFTWARE                  COM              483600300     1500   625000 SH       SOLE                   625000
KOPIN CORP.                    COM              500600101     2212   700000 SH       SOLE                   700000
L-1 IDENTITY SOLUTIONS         COM              50212A106     2154   120000 SH       SOLE                   120000
LUMBER LIQUIDATORS INC COM     COM              55003Q103     2247   250000 SH       SOLE                   250000
MAIDEN HOLDINGS LTD SERIES 144 COM              560292104     2000   250000 SH       SOLE                   250000
MARVEL ENTERPRISES             COM              57383T103     3745   140200 SH       SOLE                   140200
MELCO PBL ENTERTAINMRNT ADR    COM              585464100     3006   260000 SH       SOLE                   260000
MGM MIRAGE                     COM              552953101    10082   120000 SH       SOLE                   120000
MORNINGSTAR INC                COM              617700109     3110    40000 SH       SOLE                    40000
MORTON'S RESTAURANT GROUP      COM              619430101     2332   250000 SH       SOLE                   250000
NATIONAL CINEMEDIA INC COM     COM              635309107      756    30000 SH       SOLE                    30000
NET 1 UEPS TECHNOLOGIES INC    COM              64107N206     6459   220000 SH       SOLE                   220000
NEWTEK BUSINESS SVCS COM       COM              652526104      916   738405 SH       SOLE                   738405
NINTENDO LTD ADR               COM              654445303    14971   200000 SH       SOLE                   200000
PC MALL INC                    COM              69323K100     4422   475000 SH       SOLE                   475000
PENN NATL GAMING               COM              707569109     7741   130000 SH       SOLE                   130000
PENSKE AUTOMOTIVE GRP COM      COM              70959W103     1397    80000 SH       SOLE                    80000
PHOTOMEDEX                     COM              719358103      470   494709 SH       SOLE                   494709
REALNETWORKS                   COM              75605L104     1218   200000 SH       SOLE                   200000
SEAGATE TECHNOLOGY             COM              G7945J104     5100   200000 SH       SOLE                   200000
STAPLES                        COM              855030102     4153   180000 SH       SOLE                   180000
TEXAS ROADHOUSE INC - CL A     COM              882681109      774    70000 SH       SOLE                    70000
TIFFANY & CO.                  COM              886547108     2301    50000 SH       SOLE                    50000
URBAN OUTFITTERS               COM              917047102     3407   125000 SH       SOLE                   125000
VISTAPRINT LTD                 COM              G93762204     3856    90000 SH       SOLE                    90000
VOCUS INC COM                  COM              92858J108     5179   150000 SH       SOLE                   150000